Note 21 - Derivatives - Income Statement Effects of Fair Value Hedge Relationships (Details) - Interest Rate Swap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hedged items	$ (1,125)	$ (158)
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative designated as hedging instruments	$ 1,243	$ (51)